Dividend and Capital Restrictions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Dividends [Line Items]
Cash dividends paid	$ 1,200,000	$ 1,200,000